CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Goodwill	€ 785,182	€ 785,182
Intangible assets	645,797	440,456
Property, plant and equipment	850,550	710,260
Investments and other financial assets	32,134	30,038
Deferred tax assets	60,744	94,091
Total non-current assets	2,374,407	2,060,027
Inventories	391,064	393,765
Trade receivables	211,399	239,410
Receivables from financing activities	878,496	732,947
Current tax receivables	128,234	6,125
Other current assets	64,295	45,441
Current financial assets	10,174	15,683
Cash and cash equivalents	793,664	647,706
Total current assets	2,477,326	2,081,077
Total assets	4,851,733	4,141,104
Equity and liabilities
Equity attributable to owners of the parent	1,348,722	778,678
Non-controlling interests	5,117	5,258
Total equity	1,353,839	783,936
Employee benefits	86,575	84,159
Provisions	182,539	197,392
Deferred tax liabilities	39,142	10,977
Debt	1,927,167	1,806,181
Other liabilities	589,743	620,350
Other financial liabilities	11,342	1,444
Trade payables	653,751	607,505
Current tax payables	7,635	29,160
Total equity and liabilities	€ 4,851,733	€ 4,141,104